Document and Entity Information	May 05, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	AMPCO PITTSBURGH CORP
Entity Address, State or Province	PA
Amendment Flag	false
Entity Central Index Key	0000006176
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Incorporation State Country Code	PA
Entity File Number	1-898
Entity Tax Identification Number	25-1117717
Entity Address, Address Line One	726 Bell Avenue
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Carnegie
Entity Address, Postal Zip Code	15106
City Area Code	(412)
Local Phone Number	456-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1 par value
Trading Symbol	AP
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Warrants to purchase shares of Common Stock
Trading Symbol	AP WS
Security Exchange Name	NYSEAMER